COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Millions					6 Months Ended	12 Months Ended
		Feb. 01, 2020 USD ($)	Mar. 03, 2014 PPM	Dec. 31, 2010 PPM	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) PPM	Dec. 31, 2018 USD ($)
Environmental liability					$ 156.7	$ 132.2	$ 141.6
Maximum amount of sulfur allowed in heating oil (in ppm) | PPM			10			80
Percent of tax benefit received from increases in tax basis paid to stockholders						0.85
Percentage of ownership in PBF LLC						100.00%
PBF Energy [Member] | Class A Common Stock [Member]
Percentage of ownership in PBF LLC					99.20%	99.00%	99.00%
Executive Officer [Member] | Minimum [Member]
Potential lump sum payment as a multiple of base salary						0.0150
Potential payment upon death or disability as a multiple of base salary						0.0050
Executive Officer [Member] | Maximum [Member]
Potential lump sum payment as a multiple of base salary						0.0299
Martinez Acquisition [Member]
Term of Agreement					4 years
Contingent consideration	[1]	$ 77.3
Business Combination, Contingent Consideration, Liability					$ 13.4
Contingent Consideration, Discount Rate					13.60%
Contingent Consideration, Undiscounted Liability					$ 19.9
Other Noncurrent Liabilities [Member]
Environmental liability					143.5	$ 119.9	$ 135.1
New York [Member] | Environmental Issue [Member]
Maximum amount of sulfur allowed in heating oil (in ppm) | PPM				15,000,000
North Eastern States [Member] | Environmental Issue [Member]
Maximum amount of sulfur allowed in heating oil (in ppm) | PPM				15,000,000
Environmental Issue [Member] | Torrance Refinery [Member]
Environmental liability					$ 118.0	121.3	$ 130.8
Expected future payments						$ 57.4

[1]	The Martinez Acquisition includes an obligation for the Company to make post-closing earn-out payments to the Seller based on certain earnings thresholds of the Martinez refinery (as set forth in the Sale and Purchase Agreement), for a period of up to four years following the acquisition closing date (the "Martinez Contingent Consideration"). The Company recorded the Martinez Contingent Consideration based on its estimated fair value of $77.3 million at the acquisition date, which was recorded within "Other long-term liabilities" within the Condensed Consolidated Balance Sheets.